Long-term investments - Held-to-maturity investments and other long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long-term investments
Equity investments - equity method	¥ 54,833	$ 7,723	¥ 54,362
Equity investments - without readily determinable fair values	150,112	21,143	172,563
Equity investments - securities with readily determinable fair values (Note 22(a))	1,865	263	889
Held-to-maturity investments	3,009	424	2,748
Total	¥ 209,819	$ 29,552	¥ 230,562